FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Equity securities without readily determinable fair values	$ 409,240	$ 438,534
Total long-term investments	$ 409,240	$ 438,534